Cover page Entities	Oct. 09, 2026
Cover [Abstract]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	State Street Corp
City Area Code	(617)
Entity Address, Address Line One	One Congress Street
Entity Central Index Key	0000093751
Document Type	8-K
Entity Incorporation, State or Country Code	MA
Document Period End Date	Oct. 09, 2026
Soliciting Material	false
Written Communications	false
Entity File Number	001-07511
Entity Tax Identification Number	04-2456637
Entity Address, City or Town	Boston
Pre-commencement Tender Offer	false
Entity Address, State or Province	MA
Local Phone Number	786-3000
Entity Address, Postal Zip Code	02114
Pre-commencement Issuer Tender Offer	false